                            OppenheimerFunds, Inc.
                          Two World Financial Center
                       225 Liberty Street - 11th Floor
                        New York, New York 10281-1008

Phillip Gillespie
Senior Vice President &
Deputy General Counsel

December 20, 2004

VIA EDGAR
---------
Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

      Re:   Oppenheimer Portfolio Series
            File No.  811-21686
            --------------------

To the Securities and Exchange Commission:

      An electronic  ("EDGAR")  filing on Form N-1A is hereby being made under the Securities Act of 1933 (the "1933 Act") and the Investment  Company Act of
1940  (the  "1940  Act")  on  behalf  of  Oppenheimer  Portfolio  Series  (the
"Trust"),  an investment company organized as a Massachusetts  business trust.
The purpose of this filing is to register the shares of Conservative  Investor
Fund,  Moderate Investor Fund,  Aggressive Investor Fund and Active Allocation
Fund, investment series of the Trust.

      This filing  contains a delaying  amendment  as  indicated  on the cover sheet,  delaying the  effectiveness  of the  Registration  Statement until the
Registrant  files a further  amendment  which  specifically  states  that this
Registration  Statement  shall  become  effective,  or until  such date as the
Commission, acting pursuant to Section 8(a), shall determine.

      Thank you for your attention to this matter.

                              Very truly yours,

                              /s/ Phillip Gillespie
                              ----------------------
                              Phillip Gillespie
                              Senior Vice President & Deputy General Counsel
                              (212) 323-0293